Note 15 - Commitments and Contingencies (Details Textual)						12 Months Ended
	Feb. 06, 2026 USD ($)	Jul. 10, 2025 USD ($)	Jun. 18, 2025 USD ($)	May 02, 2025 shares	Apr. 28, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Jun. 02, 2025 USD ($)	May 08, 2025 USD ($)	May 07, 2025 USD ($)	May 07, 2025 EUR (€)	Mar. 11, 2025 USD ($)	Jan. 30, 2025 USD ($)	Oct. 15, 2024 USD ($)	Oct. 14, 2024 USD ($)
Other Noncash Expense						$ 131,000	$ 0
Accounts Payable, Current						6,621,000	$ 9,799,000	$ 6,867,000
Obligation to Purchase Project at Market Value, Minimum Per Megawatt						174,000			€ 150,000	$ 172,554	€ 150,000
MH02 Note [Member]
Long-Term Debt, Gross														$ 17,400,000	€ 15,400,000
Southern Point Capital Corporation [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares				20,000
Settlement Agreement, Beneficial Ownership Percentage of Common Stock				9.99%
Other Noncash Expense						172,000
Accounts Payable, Current						4,242,963		4,242,963
Southern Point Capital Corporation [Member]
Payments for Legal Settlements					$ 4,242,964
Sunrise Development LLC [Member]
Loss Contingency, Estimate of Possible Loss																		$ 5,000,000
Litigation Settlement, Amount Awarded to Other Party			$ 5,700,000
Loss Contingency Accrual						5,700,000		5,700,000
CFGI LP [Member]
Loss Contingency, Estimate of Possible Loss																	$ 358,000
Loss Contingency Accrual						358,000		358,000
Contractual Obligation, Monthly Payment						10,000		10,000				$ 10,000
Accrued Legal Fees						10,000		10,000
SPAC Sponsor Capital Access [Member]
Loss Contingency, Estimate of Possible Loss																$ 1,500,000
Litigation Settlement, Amount Awarded to Other Party		$ 1,500,000
Loss Contingency Accrual						$ 2,000,000		$ 2,100,000
Litigation Settlement Interest		225,000
Litigation Settlement, Fee Expense		$ 26,000
Orrick [Member]
Loss Contingency, Estimate of Possible Loss													$ 1,000,000
Litigation Settlement, Fee Expense	$ 153,949
Settlement Liabilities, Current	43,074																		$ 276,796
Orrick [Member] | Subsequent Event [Member]
Litigation Settlement, Fee Expense	153,949
Settlement Liabilities, Current	$ 430,746